Fair Value Measurement - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,271	$ 4,062
Investment properties	6,378	730	$ 720
Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	240	263
Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,271	4,062	$ 2,332
Fair value [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,271	4,062
Financial assets (liabilities) - derivatives		(3)
Fair value [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,521	11,566
Fair value [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	2,060	1,460
Fair value [Member] | Warehouse [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,701
Fair value [Member] | Land leasehold right [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	96
Fair value [Member] | Significant observable inputs (Level 2) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives		(3)
Fair value [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,271	4,062
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,521	11,566
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	2,060	$ 1,460
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Warehouse [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,701
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land leasehold right [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 96